NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2017
Newbuildings [Abstract]
Newbuilings

(in thousands of $)
Balance at December 31, 2016	180,562
Installments and newbuilding supervision fees	122,542
Interest capitalized	—
Transfers to Vessels and Equipment	(176,598)
Balance at June 30, 2017	126,506